Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Current income tax benefit/(expense)	SFr (8.1)	SFr (18.0)	SFr (18.6)	SFr (33.6)
Deferred income tax benefit/(expense)	(3.8)	28.0	(17.7)	36.5
Income tax benefit / (expense)	SFr (11.8)	SFr 10.0	SFr (36.3)	SFr 2.9